CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues, net	$ 21,124	$ 7,743
Cost of goods sold	(12,951)	(4,767)
Gross profit, excluding fair value items	8,173	2,976
Realized fair value amounts included in inventory sold	(2,110)	0
Unrealized fair value gain on growth of biological assets (Note 9)	19,349
Gross profit	25,412	2,976
OPERATING EXPENSES
General and administrative	18,484	5,001
Compensation expense (Note 12)	70,291	4,790
Marketing	1,571	212
Depreciation and amortization (Note 5, 8, 9)	3,749	20
Total operating expenses	94,095	10,023
Net operating loss	(68,683)	(7,047)
Income from investments, net (Note 6)	19,870	2,313
Interest income from promissory notes receivable (Note 7)	1,178	330
Interest expense (Note 10)	(6,360)	(1,465)
Change in fair market value of derivative liabilities (Note 10)	(155,759)	215
Other loss, net (Note 11)	(7,930)	(1,156)
Total other income (loss)	(149,001)	237
Net loss before income taxes	(217,684)	(6,810)
Income tax expense (Note 16)	(2,001)	(806)
Net loss and comprehensive loss	(219,685)	(7,616)
Less: net loss and comprehensive loss attributable to non-controlling interests	(14,021)	(613)
Net loss and comprehensive loss attributable to Acreage Holdings, Inc.	$ (205,664)	$ (7,003)
Net loss per share - basic and diluted:
Attributable to Acreage Holdings, Inc. (in dollars per share)	$ (3.08)
Attributable to non-controlling interests (in dollars per share)	(0.22)
Net loss per share - basic and diluted (in dollars per share)	$ (3.30)
Weighted average shares outstanding - basic and diluted (in shares) (Note 13)	66,667